STOCKHOLDERS' EQUITY (DEFICIT) (Options to Purchase Common Stock and Stock Appreciation Rights) (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,497,534	$ 1,371,519
Employee Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,497,534	1,371,519
Remaining shares vesting period	5 years
Share-based compensaion expense not yet recognized	$ 1,729,556